Operating Lease Right-Of-Use Assets (Details) - Schedule of future minimum lease payments under non-cancellable operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments under non-cancellable operating leases [Abstract]
2022	$ 105
2023	9
Total value	114
Imputed interest	(7)
Total	$ 107